Short Term Investment (Tables)	12 Months Ended
Jun. 30, 2025
Short Term Investments [Abstract]
Schedule of Short Term Investments	As of June 30, 2025 and 2024, the Group’s short-term investments are comprised of the following:
	As of June 30, 2025	As of June 30, 2024
Private investment fund	$10,300,869	$—